Intangible Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Intangible Assets Excluding Licensed Copyrights
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 95,595	$ 13,096	¥ 179,380	¥ 177,019